Corporate Information	12 Months Ended
Apr. 30, 2019
Text block [abstract]
Corporate Information
1.	Corporate Information

Starcore International Mines Ltd. is the parent company of its consolidated group (the “Company” or “Starcore”) and was incorporated in Canada with its head office located at Suite 750 – 580 Hornby Street, Vancouver, British Columbia, V6C 3B6.

Starcore is engaged in exploring, extracting and processing gold and silver through its wholly-owned subsidiaries, Compañia Minera Peña de Bernal, S.A. de C.V. (“Bernal”), which owns the San Martin mine in Queretaro, Mexico and Altiplano GoldSilver S.A. de C.V (“Altiplano”), which owns the gold and silver concentrate processing plant in Matehuala, Mexico.

The Company is also engaged in acquiring mining related operating assets and exploration assets in North America directly and through corporate acquisitions.